TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2017	2016
a) Tax provisions
ICMS (state VAT)	2,821	67,942
Corporate Income Tax and Social Contribution Tax	39,256	37,376
Emergency Capacity Charge and Extraordinary Rate Adjustment	9,278	8,852
Financing of social integration program and Social security financing	163,981	1,678,778
Other tax provisions and Social security contributions	42,285	36,823
b) Labor provisions	517,329	358,901
c) Civil provisions	52,933	50,554

	827,883	2,239,226

Schedule of changes in the tax, labor and civil provisions

	2017	2016
Balance at the beginning of the year	2,239,226	1,904,730
(+) Additions	527,543	313,246
(+) Monetary correction	(419,567)	178,661
(-) Reversal of accrued amounts	(1,517,787)	(144,025)
(+) Foreign exchange effect on provisions in foreign currency	(201)	(3,235)
(-) Effect of selling of subsidiary	—	(10,151)
(-) Loss of control by joint venture creation (note 3.4)	(1,331)	—

Balance at the end of the year	827,883	2,239,226

Schedule of judicial deposits related to tax, labor and civil lawsuits
	2017	2016
Tax	1,883,562	1,716,996
Labor	128,849	107,191
Civil	38,770	37,597

	2,051,181	1,861,784